Financial instruments (Tables)	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

	February 28, 2025	August 31, 2024
Financial Assets
Measured at amortized cost
Amounts receivable	$2,483	$1,958
Measured at fair value through profit or loss
Cash	6,998	8,331

	February 28, 2025	August 31, 2024
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	$18,595	$15,545
Borrowings	996	—
Measured at fair value through profit or loss
Derivative financial instrument liabilities	615	2,273